COLLABORATION INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Raw materials	17,820	13,155
Work-in-process	2,641	2,990
Finished goods	1,685	3,288
Total collaboration inventories	22,146	19,433